SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                   TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Life & Annuity PrimElite II Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective November 17, 2003, the MFS Research Portfolio is no longer available as a Variable Funding Option under the contract. Contracts issued after November 17, 2003 may not allocate premium payments or transfer any value into this option.

The Minimum and Maximum Total Annual Fund Operating Expenses in the Fee Table
section is replaced with the following:

                                                                           MINIMUM                 MAXIMUM
                                                                           (BEFORE                 (BEFORE
                                                                        REIMBURSEMENT)          REIMBURSEMENT)
                                                                  ------------------------- ----------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets, including
management fees, distribution and/or 12b-1 fees, and other
expenses)                                                                   0.53%                  1.65%


The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:


                                                                                             TOTAL ANNUAL
                                                  DISTRIBUTION                                OPERATING
                            MANAGEMENT FEE           AND/OR          OTHER EXPENSES        EXPENSES (BEFORE
                           (BEFORE EXPENSE        SERVICE FEES      (BEFORE EXPENSE            EXPENSE
FUNDING OPTION              REIMBURSEMENT)          (12B-1)          REIMBURSEMENT)        REIMBURSEMENT)#
---------------------     -------------------    ---------------    ------------------    -------------------
TRAVELERS SERIES
FUND INC.
Smith Barney Money
Market Portfolio.....           0.50%                 --                  0.03%                 0.53%


The Examples in the Fee Table section are supplemented as follows:


                                     IF CONTRACT IS SURRENDERED AT THE     IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN
                                    -----------------------------------  -------------------------------------
FUNDING
OPTION                              1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                      -----------------------------------  -------------------------------------
TRAVELERS SERIES FUND INC.
   Smith Barney Money Market
     Portfolio...................    1048     1463     1904      2783       248      763       1304      2783


Effective November 17, 2003, shareholders approved a change in sub-adviser for the MFS Research Portfolio. Accordingly, the name is changed to the Merrill Lynch Large Cap Core Portfolio and its objective to long-term capital growth.


November 2003                                                            L-23051